Intangible Assets - Schedule of Intangible Assets with a Finite Useful Life (Details) - VEON Holdings B.V. [Member]	12 Months Ended
Dec. 31, 2024
Telecommunications licenses, frequencies and permissions [Member] | Bottom of range [member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Intangible assets finite useful life	3 years
Telecommunications licenses, frequencies and permissions [Member] | Top of range [member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Intangible assets finite useful life	20 years
Software [Member] | Bottom of range [member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Intangible assets finite useful life	3 years
Software [Member] | Top of range [member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Intangible assets finite useful life	10 years
Brands and trademarks [Member] | Bottom of range [member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Intangible assets finite useful life	3 years
Brands and trademarks [Member] | Top of range [member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Intangible assets finite useful life	15 years
Customer relationships [Member] | Bottom of range [member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Intangible assets finite useful life	15 years
Customer relationships [Member] | Top of range [member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Intangible assets finite useful life	40 years
Other intangible assets [member] | Bottom of range [member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Intangible assets finite useful life	4 years
Other intangible assets [member] | Top of range [member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Intangible assets finite useful life	10 years